Goldman Sachs Structured International Equity Fund
Goldman Sachs Structured International Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Structured International Equity Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Structured International Equity Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	[1]	0.28%	0.28%	0.28%	0.13%	0.63%	0.27%	0.28%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.28%	0.28%	0.28%	0.13%	0.13%	0.27%	0.28%
Total Annual Fund Operating Expenses		1.37%	2.12%	2.12%	0.97%	1.47%	1.11%	1.62%
Expense Limitation	[2]	(0.09%)	(0.08%)	(0.08%)	(0.09%)	(0.09%)	(0.07%)	(0.09%)
Total Annual Fund Operating Expenses	[3]	1.28%	2.04%	2.04%	0.88%	1.38%	1.04%	1.53%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	673	952	1,251	2,098
Class B Shares	707	956	1,332	2,254
Class C Shares	307	656	1,132	2,445
Institutional Shares	90	300	528	1,182
Service Shares	140	456	794	1,750
Class IR Shares	106	346	605	1,345
Class R Shares	156	502	873	1,914

: Assuming no redemption
Expense Example, No Redemption Goldman Sachs Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	207	656	1,132	2,254
Class C Shares	207	656	1,132	2,445

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2012 was 203% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries.

The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

The Fund uses a "structured" quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality, and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser's proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the MSCI® Europe, Australasia, Far East ("EAFE®") Standard Index (unhedged, with dividends reinvested, net of dividend withholding taxes) ("MSCI® EAFE® (net) Index"), adjusted for the Investment Adviser's country views. Additionally, the portfolio management team's views of the relative attractiveness of countries and currencies are considered in allocating the Fund's assets among countries. The MSCI® EAFE (net) Index is designed to measure equity market performance of the large and mid capitalization segments of developed markets, excluding the U.S. and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser's use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q2 ‘03 +17.83% Worst Quarter Q4 ‘08 –20.03%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs Structured International Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	10.36%	(6.28%)	6.72%	2.32%		Aug. 15, 1997
Class A Shares Returns After Taxes on Distributions	9.71%	(6.78%)	6.02%	1.75%		Aug. 15, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.34%	(5.30%)	5.86%	1.91%		Aug. 15, 1997
Class A Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)	8.21%	4.09%	[1]	Aug. 15, 1997
Class B Shares	10.70%	(6.31%)	6.70%	2.42%		Aug. 15, 1997
Class B Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)	8.21%	4.09%	[1]	Aug. 15, 1997
Class C Shares	14.90%	(5.89%)	6.57%	2.07%		Aug. 15, 1997
Class C Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)	8.21%	4.09%	[1]	Aug. 15, 1997
Institutional Shares	17.19%	(4.81%)	7.79%	3.23%		Aug. 15, 1997
Institutional Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)	8.21%	4.09%	[1]	Aug. 15, 1997
Service Shares	16.59%	(5.30%)	7.26%	2.72%		Aug. 15, 1997
Service Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)	8.21%	4.09%	[1]	Aug. 15, 1997
Class IR Shares	17.03%	(4.97%)		(5.29%)		Nov. 30, 2007
Class IR Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)		(4.05%)		Nov. 30, 2007
Class R Shares	16.48%	(5.39%)		(5.71%)		Nov. 30, 2007
Class R Shares MSCI® EAFE® (net) Index (unhedged) (reflects no deduction for fees or expenses)	17.27%	(3.68%)		(4.05%)		Nov. 30, 2007
[1]	Calculated from September 1, 1997 to December 31, 2012.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.